Financial Instruments and Financial Risk Management - Summary of Sensitivity Analysis (Details) - Currency Risk - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Instruments [Line Items]
Balance sheet exposure	$ (872,845)	$ (191,305)
Long-term debt designated as investment hedge	900,000	225,000
Net balance sheet exposure	27,155	33,695
1-cent Increase
Disclosure Of Financial Instruments [Line Items]
Balance sheet exposure	(6,907)	(1,503)
Long-term debt designated as investment hedge	7,122	1,768
Net balance sheet exposure	215	265
1-cent Decrease
Disclosure Of Financial Instruments [Line Items]
Balance sheet exposure	6,907	1,503
Long-term debt designated as investment hedge	(7,122)	(1,768)
Net balance sheet exposure	$ (215)	$ (265)